GOODWILL AND OTHER INTANGIBLES - Other Intangible Assets and Related Accumulated Amortization (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, gross	$ 2,431	$ 2,418
Other intangible assets subject to amortization, accumulated amortization	1,941	1,919
Other intangible assets subject to amortization, net	490	499
Other intangible assets not subject to amortization	273	273
Total other intangible assets, gross	2,704	2,691
Total other intangible assets, net	$ 763	772
Dealer networks
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	15 years
Other intangible assets subject to amortization, gross	$ 306	311
Other intangible assets subject to amortization, accumulated amortization	244	241
Other intangible assets subject to amortization, net	62	70
Patents, concessions, licenses and other
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, gross	2,125	2,107
Other intangible assets subject to amortization, accumulated amortization	1,697	1,678
Other intangible assets subject to amortization, net	$ 428	$ 429
Patents, concessions, licenses and other | Minimum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	5 years
Patents, concessions, licenses and other | Maximum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	25 years